LEASE OBLIGATIONS - Narrative (Details)			3 Months Ended	12 Months Ended
	Feb. 02, 2023 USD ($)	Feb. 02, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Leases [Abstract]
Purchase price	$ 20,909,566	$ 28,000,000
Net proceeds	20,506,589
Selling and legal expenses	402,977
Additions	$ 2,821,761		$ 25,589,677	$ 7,401,691
Lease term	20 years	20 years